VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
VARIABLE INTEREST ENTITIES
TOTAL ASSETS	$ 9,037,128	$ 7,388,342
Short-term borrowings	1,443,816	1,592,870
Long-term borrowings	2,257,222
TOTAL LIABILITIES	6,730,434	5,261,904
Variable Interest Entity
VARIABLE INTEREST ENTITIES
Cash	15,903	48,200
Project assets	320,460	289,315
Other assets	30,163	53,091
TOTAL ASSETS	366,526	390,606
Short-term borrowings	191,792	113,857
Long-term borrowings	49,675	106,880
Other liabilities	26,366	36,872
TOTAL LIABILITIES	$ 267,833	$ 257,609